Exhibit 99.1

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Collection Period	31-May-20	30/360 Days	30	Collection Period Start	1-May-20
Distribution Date	15-Jun-20	Actual/360 Days	31	Collection Period End	31-May-20
				Prior Month Settlement Date	15-May-20
				Current Month Settlement Date	15-Jun-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,128,824,647.21	512,491,443.48	490,814,952.70	0.471181
Yield Supplement Overcollaterization		87,155,232.17	27,228,072.96	25,557,950.06
Total Adjusted Pool Balance		1,041,669,415.04	485,263,370.52	465,257,002.64
Total Adjusted Securities		1,041,669,415.04	485,263,370.52	465,257,002.64	0.446646
Class A-1 Notes	2.35000%	225,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.76000%	272,500,000.00	12,620,439.91	0.00	0.000000
Class A-2b Notes	0.28363%	75,000,000.00	3,473,515.57	0.00	0.000000
Class A-3 Notes	3.06000%	347,500,000.00	347,500,000.00	343,587,587.60	0.988741
Class A-4 Notes	3.16000%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Certificates	0.00000%	41,669,415.04	41,669,415.04	41,669,415.04	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	12,620,439.91	29,027.01	46.3135409	0.1065211
Class A-2b Notes	3,473,515.57	848.36	46.3135409	0.0113115
Class A-3 Notes	3,912,412.40	886,125.00	11.2587407	2.5500000
Class A-4 Notes	0.00	210,666.67	—	2.6333334
Certificates	0.00	0.00	—	—

Total Securities	20,006,367.88	1,126,667.04

I. COLLECTIONS

Interest:
Interest Collections				993,974.76
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				993,974.76
Principal:
Principal Collections				21,441,730.76
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				21,441,730.76
Recoveries of Defaulted Receivables				153,149.18

Total Collections				22,588,854.70

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			34,448	485,263,370.52
Total Principal Payment				20,006,367.88

			33,830	465,257,002.64

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	22,588,854.70
Reserve Account Draw	0.00
Total Available for Distribution	22,588,854.70
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	427,076.20
Servicing Fee Paid	427,076.20
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	29,027.01
Class A-2a Notes Monthly Interest Paid	29,027.01
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	848.36
Class A-2b Notes Monthly Interest Paid	848.36
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	886,125.00
Class A-3 Notes Monthly Interest Paid	886,125.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	210,666.67
Class A-4 Notes Monthly Interest Paid	210,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,126,667.04
Total Note Monthly Interest Paid		1,126,667.04
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		21,035,111.46
4. Total Monthly Principal Paid on the Notes		20,006,367.88
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		20,006,367.88
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,028,743.58
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,028,743.58

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,173.54
Required Reserve Account Amount		2,604,173.54
Beginning Reserve Account Balance		2,604,173.54
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,173.54
Required Reserve Account Amount for Next Period		2,604,173.54

VI. POOL STATISTICS

Weighted Average Coupon		2.48%
Weighted Average Remaining Maturity		35.52

	Amount	Number
Principal on Defaulted Receivables	234,760.02	19
Principal Recoveries of Defaulted Receivables	153,149.18

Monthly Net Losses	81,610.84
Pool Balance at Beginning of Collection Period	512,491,443.48
Net Loss Ratio for Third Preceding Collection Period	0.17%
Net Loss Ratio for Second Preceding Collection Period	0.59%
Net Loss Ratio for Preceding Collection Period	0.41%
Net Loss Ratio for Current Collection Period	0.19%
Four-Month Average Net Loss Ratio	0.34%
Cumulative Net Losses for all Periods	8,431,060.14

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,248,790.49	127	0.46%
61-90 Days Delinquent	729,827.37	40	0.15%
91-120 Days Delinquent	316,005.20	20	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,294,623.06	187	0.67%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.24%	0.20%
Delinquency Ratio for Second Preceding Collection Period	0.24%	0.21%
Delinquency Ratio for Preceding Collection Period	0.21%	0.19%
Delinquency Ratio for Current Collection Period	0.21%	0.18%
Four-Month Average Delinquency Ratio	0.23%	0.20%
60 Day Delinquent Receivables	1,045,832.57
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	15,459,191.69
Number of Extensions	785

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO